Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Basis of presentation
Basis of presentation
The interim condensed consolidated financial statements of the Group as of June 30, 2023 and for the three and six months ended June 30, 2023 and 2022 have been prepared on a going concern basis in accordance with International Accounting Standard 34 (“Interim Financial Reporting”), as issued by the International Accounting Standards Board (“IASB”) and have not been audited or reviewed by a statutory auditor.
In accordance with IAS 34, the interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual financial statements for the year ended December 31, 2022, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB, taking into account the recommendations of the International Financial Reporting Standards Interpretations Committee (“IFRS IC”). In these condensed notes to the consolidated financial statements, information is provided primarily on the items for which there have been significant changes compared with the consolidated financial statements of the Group for fiscal year 2022.
The interim condensed consolidated financial statements are presented in Euros. Amounts are stated in thousands of Euros, unless otherwise indicated. For technical reasons, the information provided in these financial statements may contain rounding differences of +/- one unit.
The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2022. The new and amended standards and interpretations applicable for the first time as of January 1, 2023, as disclosed in the notes to the consolidated financial statements for the year ended December 31, 2022, had no impact on the interim condensed consolidated financial statements of the Group for the three and six months ended June 30, 2023.
Estimates and assumptions have to be made in the interim consolidated financial statements as of June 30, 2023. These have an impact on the amount and disclosure of the recognized assets and liabilities, income and expenses, and contingent liabilities. The estimates and judgments are basically unchanged from the circumstances described in the consolidated financial statements of the Group for the fiscal year 2022. Developments deviating from this may result in the amounts that arise deviating from the original estimates. These possible developments are outside the sphere of influence of the management.

Revision of previously issued financial statements
Revision of previously issued financial statements
During the preparation of the unaudited interim consolidated financial statements for the three and nine months ended September 30, 2022, the Group identified an error in the presentation of ‘Net foreign exchange differences’ and ‘Effects of exchange rate changes on cash and cash equivalents’ in the statement of cash flows. The error resulted in a presentation of effects from exchange rate changes on non-functional
currency denominated cash and cash equivalents in Immatics N.V. and Immatics GmbH as operating cash flow instead of the presentation as non-cash
items in effects of exchange rate changes on cash and cash equivalents.
This error had no impact on the Company’s consolidated statements of financial position, of profit/(loss), of comprehensive income/(loss) and of consolidated statements of changes in equity. The Company assessed the materiality of these errors on the previously issued consolidated financial statements and concluded that the errors were not material to any period presented. The impact of the revision of the previously issued financial statements is as follows:

	Six months ended June 30, 2022
	As reported	Adjustment	As revised
Net foreign exchange differences and expected credit losses	115	(7,949)	(7,834)
Net cash provided by/(used in) operating activities	163,722	(7,949)	155,773
Net cash (used in)/provided by investing activities	(48,528)	—	(48,528)
Net cash (used in)/provided by financing activities	15,203	—	15,203
Net increase/(decrease) in cash and cash equivalents	130,397	(7,949)	122,448
Cash and cash equivalents at beginning of period	132,994	—	132,994
Effects of exchange rate changes on cash and cash equivalents	1,734	7,949	9,683
Cash and cash equivalents at end of period	265,125	—	265,125